UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
Laudus Trust
(Exact name of registrant as specified in charter)
211 Maint Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2014

Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2014

COMMAND PERFORMANCETM

Laudus Mondrian Fundstm

Laudus Mondrian International Equity Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Government Fixed Income Fund
(formerly, Laudus Mondrian International Fixed Income Fund)

Laudus Mondrian Global Government Fixed Income Fund
(formerly, Laudus Mondrian Global Fixed Income Fund)

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of certain funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Six Months Ended September 30, 2014

Laudus Mondrian International Equity Fund[1]

Investor Shares (Ticker Symbol: LIEQX)	-1.37%
Select Shares (Ticker Symbol: LIEFX)	-1.37%
Institutional Shares (Ticker Symbol: LIEIX)	-1.36%

MSCI EAFE Index® (Net)	-2.03%
MSCI EAFE® Value Index (Net)	-1.77%

Performance Details	pages 6-7

Laudus Mondrian Emerging Markets Fund[1]

Investor Shares (Ticker Symbol: LEMIX)	2.07%
Select Shares (Ticker Symbol: LEMSX)	2.18%
Institutional Shares (Ticker Symbol: LEMNX)	2.30%

MSCI Emerging Markets Index (Net)	2.87%

Performance Details	pages 8-9

Laudus Mondrian International Government Fixed Income Fund (Ticker Symbol: LIFNX)	-2.75%

Citigroup non-U.S. Dollar World Government Bond Index	-2.88%

Performance Details	pages 10-11

Laudus Mondrian Global Government Fixed Income Fund (Ticker Symbol: LMGDX)	-1.51%

Custom Composite Index[2]	-1.34%
Citigroup World Government Bond Index	-1.59%

Performance Details	pages 12-13

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates. When interest rates rise, bond prices fall which may impact the value of a bond fund’s shares.

Please see prospectus for further detail and investor eligibility requirements.

[1]	The fund’s performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.
[2]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.

4 Laudus Mondrian Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six-month reporting period ended September 30, 2014, three of the four Laudus Mondrian Funds produced negative returns, while the Laudus Mondrian Emerging Markets Fund returned approximately 2.1%.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals and for reading this important report regarding the Laudus Mondrian Funds. We formed the Laudus Fund family to provide shareholders with access to third-party managers with strong investment processes. Mondrian Investment Partners Limited, sub-adviser for the funds, is a London-based portfolio management company with experience in international investing since 1990 that employs a conservative, value-oriented philosophy.

For the six-month reporting period ended September 30, 2014, three of the four Laudus Mondrian Funds produced negative returns, while the Laudus Mondrian Emerging Markets Fund returned approximately 2.1%. The depreciation of many international currencies versus the U.S. dollar contributed to these results. The U.S. dollar’s strength reflected the difference between central bank policies in the U.S. and those of other countries. Meanwhile, U.S. bond yields generally edged lower due to sluggish economic growth, while government bond yields also fell in select overseas markets. Reflecting this backdrop, the Citigroup Non-U.S. Dollar World Government Bond Index returned approximately -2.9%.

Among stocks, emerging markets generally outperformed developed international markets. Emerging markets benefited from stabilizing economic conditions and continued low U.S. interest rates, although Russian stocks1 struggled amid geopolitical tensions, reducing returns. Stocks in developed international markets generally underperformed amid slow economic growth in the euro zone. As a result of these conditions, and reflecting the U.S. dollar’s strength, the MSCI EAFE Index—representing the performance of large-cap international stocks—returned approximately -2.0% and the MSCI Emerging Markets Index returned approximately 2.9%.2

In related product matters, in February 2015, the Laudus Mondrian Institutional International Equity Fund will merge with the Laudus Mondrian International Equity Fund and the Laudus Mondrian Institutional Emerging Markets Fund will merge with the Laudus Mondrian Emerging Markets Fund. Effective October 1, 2014, we reduced the investment advisory fees and contractual expense limitations of the Laudus Mondrian International Equity Fund and the Laudus Mondrian Emerging Markets Fund. You can find further details about these changes by visiting www.laudus.com, or by contacting us at 1-800-447-3332.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.

[1]	To find out about the risks of investing in Russian securities, please read “Investments in Russian Securities” in the “What’s New” category on www.laudus.com.
[2]	The total returns cited are for the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which are calculated net of foreign withholding taxes. For full definitions of the referenced indices, please see the Glossary.

Laudus Mondrian Funds 5

Laudus Mondrian International Equity Fund

Performance and Fund Facts as of 09/30/14

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/16/08)	-1.37%	8.27%	5.79%	0.24%
Select Shares (6/16/08)	-1.37%	8.32%	6.05%	0.48%
Institutional Shares (6/16/08)	-1.36%	8.33%	6.12%	0.56%
MSCI EAFE Index® (Net)	-2.03%	4.25%	6.56%	1.39%
MSCI EAFE® Value Index (Net)	-1.77%	5.65%	5.52%	1.36%

Fund Expense Ratios2: Investor Shares: Net 1.27%; Gross 1.29% / Select Shares: Net 1.07%; Gross 1.08% /
            Institutional Shares: Net 1.05%; Gross 1.07%

 Fund Characteristics

Number of Companies[3]	40
Weighted Average Market Cap ($ x 1,000,000)	$83,446
Price/Earnings Ratio (P/E)	16.65
Price/Book Ratio (P/B)	1.75
Portfolio Turnover (One year trailing)	26%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$8.64	$8.67	$8.69

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus dated July 29, 2014. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 1.05%, 1.12%, and 1.40% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2016. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements. Effective October 1, 2014, the expense limitation agreement was amended to contractually limit total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.90%, 1.05%, and 1.30% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2016. For more information, see financial note 4 or refer to the prospectus supplement dated October 1, 2014.
[3]	Short-term investments are not included.

6 Laudus Mondrian Funds

 Laudus Mondrian International Equity Fund

Performance and Fund Facts as of 09/30/14 continued

 Sector Weightings % of Equities

Health Care	16.3%
Consumer Staples	16.3%
Telecommunication Services	15.6%
Energy	12.6%
Financials	12.1%
Utilities	8.6%
Information Technology	7.7%
Industrials	5.9%
Consumer Discretionary	4.9%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Royal Dutch Shell plc, Class A	3.7%
Iberdrola S.A.	3.6%
Sanofi	3.6%
Teva Pharmaceutical Industries Ltd. ADR	3.4%
ABB Ltd. – Reg’d	3.3%
Unilever plc	3.2%
National Grid plc	3.2%
Novartis AG – Reg’d	3.1%
Nestle S.A. – Reg’d	3.1%
Deutsche Telekom AG – Reg’d	3.1%
Total	33.3%

 Country Weightings % of Investments

United Kingdom	20.1%
Japan	17.1%
Switzerland	12.7%
France	11.7%
Spain	8.7%
Germany	8.2%
Netherlands	4.9%
Singapore	4.3%
Israel	3.4%
Italy	3.0%
Australia	2.5%
Other Countries	3.4%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Funds 7

Laudus Mondrian Emerging Markets Fund

Performance and Fund Facts as of 09/30/14

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (11/2/07)	2.07%	2.99%	2.82%	-0.49%
Select Shares (11/2/07)	2.18%	3.34%	3.14%	-0.19%
Institutional Shares (11/2/07)	2.30%	3.41%	3.21%	-0.14%
MSCI Emerging Markets Index (Net)	2.87%	4.30%	4.42%	-1.40%

Fund Expense Ratios2: Investor Shares: Net 1.80%; Gross 1.86% / Select Shares: Net 1.52%; Gross 1.59% /
            Institutional Shares: Net 1.45%; Gross 1.52%

 Fund Characteristics

Number of Companies[3]	47
Weighted Average Market Cap ($ x 1,000,000)	$39,446
Price/Earnings Ratio (P/E)	11.06
Price/Book Ratio (P/B)	1.72
Portfolio Turnover (One year trailing)	48%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$8.87	$8.89	$8.89

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus dated July 29, 2014. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 1.45%, 1.52%, and 1.80% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2016. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements. Effective October 1, 2014, the expense limitation agreement was amended to contractually limit total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 1.20%, 1.35%, and 1.60% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2016. For more information, see financial note 4 or refer to the prospectus supplement dated October 1, 2014.
[3]	Short-term investments are not included.

8 Laudus Mondrian Funds

 Laudus Mondrian Emerging Markets Fund

Performance and Fund Facts as of 09/30/14 continued

 Sector Weightings % of Equities

Financials	20.6%
Energy	13.9%
Information Technology	12.6%
Telecommunication Services	11.4%
Utilities	11.0%
Consumer Discretionary	10.6%
Industrials	8.7%
Consumer Staples	6.4%
Materials	2.4%
Health Care	2.4%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Fibra Uno Administracion S.A. de C.V.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
China Mobile Ltd.	3.5%
Samsung Electronics Co., Ltd.	3.3%
PTT PCL	3.2%
Hyundai Mobis Co., Ltd.	3.1%
AMMB Holdings Berhad	3.0%
China Resources Power Holdings Co., Ltd.	3.0%
Unilever plc	2.9%
Philippine Long Distance Telephone Co. ADR	2.9%
Total	32.3%

 Country Weightings % of Investments

China	16.0%
Brazil	10.0%
India	8.9%
Taiwan	7.5%
Malaysia	7.0%
Republic of Korea	6.6%
United States	5.7%
Mexico	5.7%
Turkey	4.1%
Indonesia	4.1%
South Africa	4.0%
Russia	3.8%
Thailand	3.3%
United Kingdom	3.0%
Philippines	3.0%
Other Countries	7.3%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Funds 9

Laudus Mondrian International Government Fixed Income Fund

Performance and Fund Facts as of 09/30/14

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Laudus Mondrian International Government Fixed Income Fund (11/2/07)	-2.75%	-1.80%	0.29%	3.29%
Citigroup non-U.S. Dollar World Government Bond Index	-2.88%	-0.99%	1.01%	3.32%

Fund Expense Ratio3: 0.69%

 Fund Characteristics

Number of Issues[4]	34
Weighted Average Maturity[5]	9.0 Yrs
Weighted Average Duration[5]	7.2 Yrs
Portfolio Turnover (One year trailing)	56%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	11/2/2007
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$10.59

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	As stated in the prospectus. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.
[5]	See Glossary for definitions of maturity and duration.

10 Laudus Mondrian Funds

 Laudus Mondrian International Government Fixed Income Fund

Performance and Fund Facts as of 09/30/14 continued

 Sector Weightings % of Investments

Government Bonds	82.9%
Supranational*	15.8%
Other Investment Company	0.7%
Government Agency Obligation	0.6%
Total	100.0%

 Top Holdings % of Net Assets1

United Kingdom Gilt, 3.75%, 09/07/21	6.0%
Sweden Government Bond, 5.00%, 12/01/20	5.1%
Japan Government Five Year Bond, 0.40%, 09/20/15	5.0%
Sweden Government Bond, 3.50%, 06/01/22	4.7%
Mexico Government Bond, 6.50%, 06/10/21	4.6%
Poland Government Bond, 5.50%, 10/25/19	4.5%
Netherlands Government Bond, 5.50%, 01/15/28	4.5%
European Union Notes, 2.75%, 06/03/16	4.4%
Canada Government International Bond, 3.50%, 01/13/20	4.4%
Japan Government Thirty Year Bond, 2.40%, 12/20/34	4.3%
Total	47.5%

 Country Weightings % of Investments2

Japan	16.4%
United Kingdom	12.0%
Sweden	10.1%
Poland	5.8%
Mexico	4.9%
Australia	4.8%
Netherlands	4.6%
Canada	4.4%
Austria	4.4%
Finland	4.4%
Germany	4.0%
New Zealand	4.0%
France	3.7%
Other Countries	0.7%
Supranational*	15.8%
Total	100.0%

 Currency Weightings % of Investments3

Euro Currency	29.4%
Japanese Yen	28.3%
Great British Pound	12.0%
Swedish Krona	10.1%
U.S. Dollar	6.4%
South African Rand	6.1%
Polish Zloty	5.8%
Mexican Peso	4.9%
Australian Dollar	0.0%	[4]
New Zealand Dollar	-3.0%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese yen and euro.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exchange contracts exposure, which may result in negative exposure to a particular currency.
[4]	Amount is less than 0.05%

Laudus Mondrian Funds 11

Laudus Mondrian Global Government Fixed Income Fund

Performance and Fund Facts as of 09/30/14

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception

Laudus Mondrian Global Government Fixed Income Fund (7/10/12)	-1.51%	-1.50%	-3.16%
Custom Composite Index[2]	-1.34%	0.21%	-1.22%
Citigroup World Government Bond Index	-1.59%	-0.07%	-0.70%

Fund Expense Ratios3: Net 0.85%; Gross 1.74%

 Fund Characteristics

Number of Issues[4]	67
Weighted Average Maturity[5]	7.9 Yrs
Weighted Average Duration[5]	6.3 Yrs
Portfolio Turnover (One year trailing)	44%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	7/10/2012
Ticker Symbol	LMGDX
Cusip	51855Q119
NAV	$9.16

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/16. The adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.
[5]	See Glossary for definitions of maturity and duration.

12 Laudus Mondrian Funds

 Laudus Mondrian Global Government Fixed Income Fund

Performance and Fund Facts as of 09/30/14 continued

 Sector Weightings % of Investments

Government Bonds	64.6%
U.S. Government Securities	34.8%
Other Investment Company	0.6%
Total	100.0%

 Top Holdings % of Net Assets1

U.S. Treasury Notes, 2.13%, 08/15/21	7.6%
U.S. Treasury Notes, 3.63%, 02/15/21	6.2%
United Kingdom Gilt, 4.25%, 12/07/27	5.9%
U.S. Treasury Notes, 1.25%, 04/30/19	5.1%
U.S. Treasury Notes, 3.63%, 08/15/19	4.5%
Sweden Government Bond, 4.25%, 03/12/19	4.5%
Bundesobligation, 0.50%, 02/23/18	4.3%
U.S. Treasury Notes, 2.13%, 08/31/20	4.3%
Japan Government Ten Year Bond, 1.40%, 03/20/18	3.4%
Japan Government Ten Year Bond, 0.80%, 09/20/20	3.1%
Total	48.9%

 Country Weightings % of Investments2

United States	35.4%
Japan	11.1%
Germany	8.7%
Sweden	7.9%
United Kingdom	7.3%
Poland	7.0%
Mexico	4.8%
Brazil	4.0%
Other Countries	13.8%
Total	100.0%

 Currency Weightings % of Investments3

U.S. Dollar	34.8%
Japanese Yen	11.1%
Euro Currency	8.7%
Swedish Krona	7.9%
Great British Pound	7.3%
Polish Zloty	7.0%
South African Rand	6.6%
Mexican Peso	4.8%
Brazilian Real	4.0%
Russian Ruble	1.6%
Malaysian Ringgit	1.5%
Colombian Peso	1.5%
Indonesian Rupiah	1.3%
Turkish Lira	1.2%
Peruvian Nuevo Sol	1.1%
Chinese Yuan Renminbi	0.7%
Chilean Peso	0.7%
Thai Baht	0.5%
New Zealand Dollar	-2.3%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exchange contracts exposure, which may result in negative exposure to a particular currency.

Laudus Mondrian Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2014 and held through September 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/14	at 9/30/14	4/1/14–9/30/14

Laudus Mondrian International Equity Fund
Investor Shares
Actual Return	1.19%	$1,000.00	$986.30	$5.93
Hypothetical 5% Return	1.19%	$1,000.00	$1,019.13	$6.02
Select Shares
Actual Return	1.11%	$1,000.00	$986.30	$5.53
Hypothetical 5% Return	1.11%	$1,000.00	$1,019.53	$5.62
Institutional Shares
Actual Return	1.05%	$1,000.00	$986.40	$5.23
Hypothetical 5% Return	1.05%	$1,000.00	$1,019.84	$5.32

Laudus Mondrian Emerging Markets Fund
Investor Shares
Actual Return	1.80%	$1,000.00	$1,020.70	$9.12
Hypothetical 5% Return	1.80%	$1,000.00	$1,016.08	$9.10
Select Shares
Actual Return	1.52%	$1,000.00	$1,021.80	$7.70
Hypothetical 5% Return	1.52%	$1,000.00	$1,017.48	$7.69
Institutional Shares
Actual Return	1.45%	$1,000.00	$1,023.00	$7.35
Hypothetical 5% Return	1.45%	$1,000.00	$1,017.83	$7.33

Laudus Mondrian International Government Fixed Income Fund
Actual Return	0.73%	$1,000.00	$972.50	$3.61
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.44	$3.70

Laudus Mondrian Global Government Fixed Income Fund
Actual Return	0.85%	$1,000.00	$984.90	$4.23
Hypothetical 5% Return	0.85%	$1,000.00	$1,020.84	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

14 Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Financial Statements

Financial Highlights

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	4/1/09–
Investor Shares	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.76		7.43	7.19	7.73	7.52	5.43

Income (loss) from investment operations:
Net investment income (loss)	0.16	[1]	0.29 [1]	0.21 [1]	0.26 [1]	0.16 [1]	0.18 [1]
Net realized and unrealized gains (losses)	(0.28)		1.25	0.26	(0.45)	0.28	2.02

Total from investment operations	(0.12)		1.54	0.47	(0.19)	0.44	2.20
Less distributions:
Distributions from net investment income	—		(0.21)	(0.22)	(0.30)	(0.23)	(0.11)
Distributions from net realized gains	—		—	(0.01)	(0.05)	—	—

Total distributions	—		(0.21)	(0.23)	(0.35)	(0.23)	(0.11)

Net asset value at end of period	8.64		8.76	7.43	7.19	7.73	7.52

Total return (%)	(1.37)[2]		20.86	6.79	(2.02)	5.94	40.53

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.19	[3]	1.27	1.40	1.40	1.40	1.40
Gross operating expenses	1.19	[3]	1.29	1.51	1.63	1.63	1.60
Net investment income (loss)	3.67	[3]	3.56	3.03	3.49	2.19	2.47
Portfolio turnover rate	14	[2]	25	29	35	33	14
Net assets, end of period ($ x 1,000)	1,965		1,185	926	1,048	1,009	403

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	4/1/09–
Select Shares	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.79		7.45	7.20	7.75	7.53	5.44

Income (loss) from investment operations:
Net investment income (loss)	0.18	[1]	0.37 [1]	0.24 [1]	0.26 [1]	0.21 [1]	0.18 [1]
Net realized and unrealized gains (losses)	(0.30)		1.19	0.26	(0.44)	0.25	2.03

Total from investment operations	(0.12)		1.56	0.50	(0.18)	0.46	2.21
Less distributions:
Distributions from net investment income	—		(0.22)	(0.24)	(0.32)	(0.24)	(0.12)
Distributions from net realized gains	—		—	(0.01)	(0.05)	—	—

Total distributions	—		(0.22)	(0.25)	(0.37)	(0.24)	(0.12)

Net asset value at end of period	8.67		8.79	7.45	7.20	7.75	7.53

Total return (%)	(1.37)[2]		21.17	7.18	(1.82)	6.20	40.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.11	[3]	1.07	1.12	1.12	1.12	1.12
Gross operating expenses	1.15	[3]	1.08	1.26	1.40	1.36	1.31
Net investment income (loss)	3.94	[3]	4.53	3.37	3.51	2.86	2.43
Portfolio turnover rate	14	[2]	25	29	35	33	14
Net assets, end of period ($ x 1,000)	2,472		2,238	768	938	542	458

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 15

 Laudus Mondrian International Equity Fund

Financial Highlights continued

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	4/1/09–
Institutional Shares	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.81		7.46	7.22	7.76	7.54	5.44

Income (loss) from investment operations:
Net investment income (loss)	0.19	[1]	0.35 [1]	0.23 [1]	0.29 [1]	0.23 [1]	0.21 [1]
Net realized and unrealized gains (losses)	(0.31)		1.22	0.27	(0.46)	0.24	2.02

Total from investment operations	(0.12)		1.57	0.50	(0.17)	0.47	2.23
Less distributions:
Distributions from net investment income	—		(0.22)	(0.25)	(0.32)	(0.25)	(0.13)
Distributions from net realized gains	—		—	(0.01)	(0.05)	—	—

Total distributions	—		(0.22)	(0.26)	(0.37)	(0.25)	(0.13)

Net asset value at end of period	8.69		8.81	7.46	7.22	7.76	7.54

Total return (%)	(1.36)[2]		21.31	7.10	(1.63)	6.28	40.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.05	[3]	1.05	1.05	1.05	1.05	1.05
Gross operating expenses	1.05	[3]	1.07	1.11	1.23	1.21	1.24
Net investment income (loss)	4.09	[3]	4.24	3.22	3.92	3.08	2.90
Portfolio turnover rate	14	[2]	25	29	35	33	14
Net assets, end of period ($ x 1,000)	71,550		162,366	127,709	119,049	126,758	85,424

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

16 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings as of September 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	57,182,982	74,709,548

98.3%	Total Investments	57,182,982	74,709,548
1.7%	Other Assets and Liabilities, Net		1,277,184

100.0%	Net Assets		75,986,732

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 2.5%

Insurance 2.5%
AMP Ltd.	118,379	564,637
QBE Insurance Group Ltd.	128,026	1,303,790

		1,868,427

China 1.7%

Telecommunication Services 1.7%
China Mobile Ltd.	109,000	1,275,572

France 11.5%

Capital Goods 2.5%
Compagnie de Saint-Gobain	41,618	1,901,588

Energy 2.9%
Total S.A.	33,672	2,180,400

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Sanofi	23,991	2,712,677

Telecommunication Services 2.5%
Orange S.A.	129,015	1,925,240

		8,719,905

Germany 8.0%

Automobiles & Components 1.2%
Daimler AG - Reg’d	12,344	942,674

Software & Services 2.1%
SAP SE	22,160	1,599,280

Telecommunication Services 3.1%
Deutsche Telekom AG - Reg’d	154,390	2,336,932

Utilities 1.6%
RWE AG	31,730	1,234,948

		6,113,834

Israel 3.4%

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Teva Pharmaceutical Industries Ltd. ADR	47,800	2,569,250

Italy 2.9%

Energy 2.9%
Eni S.p.A.	93,479	2,217,904

Japan 16.8%

Automobiles & Components 1.6%
Honda Motor Co., Ltd.	36,200	1,242,016

Food & Staples Retailing 1.8%
Seven & i Holdings Co., Ltd.	35,100	1,361,403

Household & Personal Products 2.8%
Kao Corp.	53,500	2,087,712

Insurance 2.4%
Tokio Marine Holdings, Inc.	59,200	1,836,832

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Takeda Pharmaceutical Co., Ltd.	52,200	2,269,258

Semiconductors & Semiconductor Equipment 0.8%
Tokyo Electron Ltd.	9,200	599,612

Technology Hardware & Equipment 2.9%
Canon, Inc.	68,200	2,218,949

Telecommunication Services 1.5%
NTT DOCOMO, Inc.	68,000	1,138,879

		12,754,661

Netherlands 4.8%

Food & Staples Retailing 2.8%
Koninklijke Ahold N.V.	133,585	2,160,825

Media 2.0%
Reed Elsevier N.V.	65,494	1,485,820

		3,646,645

Singapore 4.2%

Banks 1.9%
United Overseas Bank Ltd.	84,927	1,488,831

Telecommunication Services 2.3%
Singapore Telecommunications Ltd.	583,000	1,735,418

		3,224,249

Spain 8.6%

Banks 2.1%
Banco Santander S.A.	165,213	1,581,687

Telecommunication Services 2.9%
Telefonica S.A.	143,225	2,211,995

Utilities 3.6%
Iberdrola S.A.	380,366	2,718,817

		6,512,499

See financial notes 17

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 12.5%

Capital Goods 3.3%
ABB Ltd. - Reg’d *	113,100	2,529,998

Food, Beverage & Tobacco 3.1%
Nestle S.A. - Reg’d	32,103	2,359,281

Insurance 3.0%
Zurich Insurance Group AG *	7,567	2,251,960

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Novartis AG - Reg’d	25,172	2,370,406

		9,511,645

Taiwan 1.7%

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	329,154	1,310,404

United Kingdom 19.7%

Energy 6.6%
BP plc	309,192	2,261,843
Royal Dutch Shell plc, Class A	73,075	2,789,470

		5,051,313

Food & Staples Retailing 2.3%
Tesco plc	575,663	1,719,655

Food, Beverage & Tobacco 3.2%
Unilever plc	59,151	2,475,937

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
GlaxoSmithKline plc	98,768	2,256,269

Telecommunication Services 1.4%
Vodafone Group plc	314,314	1,035,735

Utilities 3.2%
National Grid plc	170,133	2,445,644

		14,984,553

Total Common Stock
(Cost $57,182,982)		74,709,548

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $59,208,463 and the unrealized appreciation and depreciation were $17,033,405 and ($1,532,320), respectively, with a net unrealized appreciation of $15,501,085.

At 09/30/14, the values of certain foreign securities held by the fund aggregating $72,140,298 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 09/30/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/31/2014	State Street Bank London	AUD	998,000	USD	872,008	3,249
10/31/2014	State Street Bank London	AUD	895,000	USD	782,011	(10,610)
10/31/2014	State Street Bank London	USD	3,332,503	AUD	3,814,000	227,694

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						220,333

18 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$72,140,298	$—	$72,140,298
Israel[1]	2,569,250	—	—	2,569,250

Total	$2,569,250	$72,140,298	$—	$74,709,548

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$230,943	$—	$230,943

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($10,610)	$—	($10,610)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $5,387,362 from Level 1 to Level 2 for the period ended September 30, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

See financial notes 19

 Laudus Mondrian International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2014; unaudited

Assets

Investments, at value (cost $57,182,982)		$74,709,548
Foreign currency, at value (cost $152,346)		152,347
Receivables:
Investments sold		706,835
Fund shares sold		308,102
Dividends		262,712
Foreign tax reclaims		162,736
Unrealized appreciation on forward foreign currency exchange contracts		230,943
Prepaid expenses	+	1,858

Total assets		76,535,081

Liabilities

Payables:
Due to custodian		457,161
Fund shares redeemed		26,239
Investment adviser fees		16,676
Independent trustees’ fees		4,809
Unrealized depreciation on forward foreign currency exchange contracts		10,610
Accrued expenses	+	32,854

Total liabilities		548,349

Net Assets

Total assets		76,535,081
Total liabilities	−	548,349

Net assets		$75,986,732

Net Assets by Source
Capital received from investors		45,945,262
Net investment income not yet distributed		6,508,263
Net realized capital gains		5,802,214
Net unrealized capital appreciation		17,730,993

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$1,964,834		227,467		$8.64
Select Shares	$2,471,529		285,083		$8.67
Institutional Shares	$71,550,369		8,234,759		$8.69

20 See financial notes

 Laudus Mondrian International Equity Fund

Statement of
Operations
For the period April 1, 2014 through September 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $370,839)		$4,209,858

Expenses

Investment adviser fees		696,127
Transfer agent fees		33,889
Custodian fees		32,044
Professional fees		25,471
Registration fees		24,226
Accounting and administration fees		16,981
Recouped by adviser		11,563
Shareholder reports		9,072
Independent trustees’ fees		5,314
Distribution and shareholder services fees (Investor Shares)		248
Interest expense		199
Sub-accounting and sub-transfer agent fees:
Investor Shares		715
Select Shares		1,235
Other expenses	+	5,414

Total expenses		862,498
Expense reduction by adviser	−	500

Net expenses	−	861,998

Net investment income		3,347,860

Realized and Unrealized Gains (Losses)

Net realized gains on investments		11,099,914
Net realized losses on foreign currency transactions	+	(305,000)

Net realized gains		10,794,914
Net change in unrealized appreciation (depreciation) on investments		(15,363,248)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	423,902

Net change in unrealized appreciation (depreciation)	+	(14,939,346)

Net realized and unrealized losses		(4,144,432)

Decrease in net assets resulting from operations		($796,572)

See financial notes 21

 Laudus Mondrian International Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/14-9/30/14			4/1/13-3/31/14
Net investment income		$3,347,860	$6,442,067
Net realized gains		10,794,914	4,311,620
Net change in unrealized appreciation (depreciation)	+	(14,939,346)	18,713,546

Increase (Decrease) in net assets from operations		(796,572)	29,467,233

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(43,562)
Select Shares		—	(39,623)
Institutional Shares	+	—	(4,101,346)

Total distributions from net investment income		$—	($4,184,531)

Transactions in Fund Shares

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		118,127	$1,054,187	124,025	$1,020,656
Select Shares		126,028	1,119,287	187,963	1,551,950
Institutional Shares	+	1,999,373	18,074,482	5,128,087	41,545,896

Total shares sold		2,243,528	$20,247,956	5,440,075	$44,118,502

Shares Reinvested
Investor Shares		—	$—	4,585	$37,461
Select Shares		—	—	3,974	32,588
Institutional Shares	+	—	—	118,669	975,458

Total shares reinvested		—	$—	127,228	$1,045,507

Shares Redeemed
Investor Shares		(25,918)	($232,494)	(117,964)	($961,598)
Select Shares		(95,483)	(853,143)	(40,460)	(338,030)
Institutional Shares	+	(12,200,302)	(108,167,516)	(3,918,997)	(32,761,514)

Total shares redeemed		(12,321,703)	($109,253,153)	(4,077,421)	($34,061,142)

Net transactions in fund shares		(10,078,175)	($89,005,197)	1,489,882	$11,102,867

Shares Outstanding and Net Assets

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,825,484	$165,788,501	17,335,602	$129,402,932
Total increase or decrease	+	(10,078,175)	(89,801,769)	1,489,882	36,385,569

End of period		8,747,309	$75,986,732	18,825,484	$165,788,501

Net investment income not yet distributed			$6,508,263		$3,160,403

22 See financial notes

Laudus Mondrian Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	4/1/09–
Investor Shares	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.69		9.84	9.48	9.67	8.79	5.33

Income (loss) from investment operations:
Net investment income (loss)	0.12	[1]	0.11 [1]	0.12 [1]	0.16 [1]	0.14 [1]	0.09	[1]
Net realized and unrealized gains (losses)	0.06		(1.18)	0.42	(0.20)	0.90	3.46

Total from investment operations	0.18		(1.07)	0.54	(0.04)	1.04	3.55
Less distributions:
Distributions from net investment income	—		(0.08)	(0.18)	(0.08)	(0.16)	(0.09)
Distributions from net realized gains	—		(0.00)[2]	—	(0.07)	—	—

Total distributions	—		(0.08)	(0.18)	(0.15)	(0.16)	(0.09)

Net asset value at end of period	8.87		8.69	9.84	9.48	9.67	8.79

Total return (%)	2.07	[3]	(10.89)	5.79	(0.19)	11.89	66.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.80	[4]	1.80	1.80	1.80	1.80	1.81	[5]
Gross operating expenses	1.89	[4]	1.86	1.89	1.90	1.91	2.08
Net investment income (loss)	2.65	[4]	1.25	1.33	1.74	1.56	1.17
Portfolio turnover rate	18	[3]	69	59	43	33	44
Net assets, end of period ($ x 1,000)	6,554		7,499	11,716	9,639	10,862	9,437

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	4/1/09–
Select Shares	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.70		9.85	9.49	9.68	8.80	5.34

Income (loss) from investment operations:
Net investment income (loss)	0.14	[1]	0.13 [1]	0.12 [1]	0.18 [1]	0.17 [1]	0.10	[1]
Net realized and unrealized gains (losses)	0.05		(1.17)	0.45	(0.19)	0.90	3.47

Total from investment operations	0.19		(1.04)	0.57	(0.01)	1.07	3.57
Less distributions:
Distributions from net investment income	—		(0.11)	(0.21)	(0.11)	(0.19)	(0.11)
Distributions from net realized gains	—		(0.00)[2]	—	(0.07)	—	—

Total distributions	—		(0.11)	(0.21)	(0.18)	(0.19)	(0.11)

Net asset value at end of period	8.89		8.70	9.85	9.49	9.68	8.80

Total return (%)	2.18	[3]	(10.57)	6.15	0.15	12.18	66.91

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.52	[4]	1.52	1.52	1.52	1.52	1.53	[6]
Gross operating expenses	1.60	[4]	1.59	1.66	1.66	1.66	1.78
Net investment income (loss)	2.97	[4]	1.47	1.24	1.94	1.83	1.17
Portfolio turnover rate	18	[3]	69	59	43	33	44
Net assets, end of period ($ x 1,000)	12,612		15,849	18,340	5,993	5,554	4,531

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.80%, if certain non-routine expenses (proxy expense) had not been incurred.
6 The ratio of net operating expenses would have been 1.52%, if certain non-routine expenses (proxy expense) had not been incurred.

See financial notes 23

 Laudus Mondrian Emerging Markets Fund

Financial Highlights continued

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	4/1/09–
Institutional Shares	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.69		9.85	9.49	9.68	8.80	5.33

Income (loss) from investment operations:
Net investment income (loss)	0.14	[1]	0.14 [1]	0.16 [1]	0.19 [1]	0.15 [1]	0.14	[1]
Net realized and unrealized gains (losses)	0.06		(1.19)	0.42	(0.19)	0.92	3.44

Total from investment operations	0.20		(1.05)	0.58	—	1.07	3.58
Less distributions:
Distributions from net investment income	—		(0.11)	(0.22)	(0.12)	(0.19)	(0.11)
Distributions from net realized gains	—		(0.00)[2]	—	(0.07)	—	—

Total distributions	—		(0.11)	(0.22)	(0.19)	(0.19)	(0.11)

Net asset value at end of period	8.89		8.69	9.85	9.49	9.68	8.80

Total return (%)	2.30	[3]	(10.62)	6.21	0.23	12.25	67.27

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.45	[4]	1.45	1.45	1.45	1.45	1.46	[5]
Gross operating expenses	1.51	[4]	1.52	1.49	1.50	1.51	1.70
Net investment income (loss)	2.99	[4]	1.55	1.70	2.07	1.69	1.79
Portfolio turnover rate	18	[3]	69	59	43	33	44
Net assets, end of period ($ x 1,000)	137,075		121,795	141,536	148,187	171,432	90,486

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.45%, if certain non-routine expenses (proxy expense) had not been incurred.

24 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of September 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

91.4%	Common Stock	132,996,121	142,818,849
2.8%	Preferred Stock	5,910,061	4,392,640
3.1%	Other Investment Company	4,790,493	4,790,493

97.3%	Total Investments	143,696,675	152,001,982
2.7%	Other Assets and Liabilities, Net		4,239,089

100.0%	Net Assets		156,241,071

	Number	Value
Security	of Shares	($)

Common Stock 91.4% of net assets

Brazil 6.9%

Materials 0.4%
Vale S.A. ADR	61,800	680,418

Software & Services 0.9%
Cielo S.A.	84,760	1,385,109

Transportation 3.9%
CCR S.A.	638,100	4,374,351
EcoRodovias Infraestrutura e Logistica S.A.	358,000	1,763,856

		6,138,207

Utilities 1.7%
CPFL Energia S.A. ADR	166,800	2,593,740

		10,797,474

Chile 2.2%

Utilities 2.2%
Enersis S.A. ADR	212,800	3,357,984

China 15.6%

Capital Goods 1.6%
Beijing Enterprises Holdings Ltd.	300,000	2,573,853

Energy 1.3%
China Shenhua Energy Co., Ltd., Class H	729,500	2,030,636

Health Care Equipment & Services 2.2%
Mindray Medical International Ltd. ADR	115,100	3,471,416

Household & Personal Products 1.7%
Hengan International Group Co., Ltd.	264,500	2,602,095

Retailing 2.3%
Belle International Holdings Ltd.	3,134,392	3,524,531

Telecommunication Services 3.5%
China Mobile Ltd.	473,500	5,541,130

Utilities 3.0%
China Resources Power Holdings Co., Ltd.	1,726,000	4,650,460

		24,394,121

India 8.7%

Banks 3.0%
Axis Bank Ltd.	361,555	2,211,129
Housing Development Finance Corp., Ltd.	144,301	2,459,421

		4,670,550

Capital Goods 0.8%
Larsen & Toubro Ltd.	54,635	1,284,205

Energy 2.0%
Cairn India Ltd.	619,360	3,122,155

Software & Services 2.9%
Infosys Ltd.	37,203	2,260,997
Infosys Ltd. ADR	37,300	2,256,277

		4,517,274

		13,594,184

Indonesia 4.0%

Banks 2.7%
PT Bank Mandiri (Persero) Tbk	2,479,100	2,050,228
PT Bank Rakyat Indonesia (Persero) Tbk	2,499,200	2,136,477

		4,186,705

Utilities 1.3%
PT Perusahaan Gas Negara (Persero) Tbk	4,083,600	2,005,749

		6,192,454

Kazakhstan 1.3%

Energy 1.3%
KazMunaiGas Exploration Production JSC GDR	115,539	2,021,932

Malaysia 6.8%

Banks 3.0%
AMMB Holdings Berhad	2,268,900	4,750,169

Consumer Services 1.5%
Genting Malaysia Berhad	1,790,400	2,280,784

Utilities 2.3%
Tenaga Nasional Berhad	960,500	3,627,073

		10,658,026

See financial notes 25

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 5.5%

Banks 1.7%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	199,600	2,700,588

Real Estate 3.8%
Fibra Uno Administracion S.A. de C.V.	1,792,300	5,899,824

		8,600,412

Peru 1.9%

Banks 1.9%
Credicorp Ltd.	18,794	2,882,812

Philippines 2.9%

Telecommunication Services 2.9%
Philippine Long Distance Telephone Co. ADR	65,300	4,504,394

Qatar 1.5%

Banks 1.5%
Qatar National Bank SAQ	42,944	2,391,346

Republic of Korea 6.4%

Automobiles & Components 3.1%
Hyundai Mobis Co., Ltd.	20,115	4,897,025

Technology Hardware & Equipment 3.3%
Samsung Electronics Co., Ltd.	4,593	5,144,193

		10,041,218

Russia 3.7%

Banks 1.6%
Sberbank of Russia ADR	317,084	2,494,817

Energy 2.1%
Gazprom OAO ADR	465,810	3,251,354

		5,746,171

South Africa 3.9%

Capital Goods 1.8%
Bidvest Group Ltd.	111,946	2,832,642

Food, Beverage & Tobacco 1.5%
SABMiller plc	41,709	2,314,365

Retailing 0.6%
Woolworths Holdings Ltd.	159,841	988,796

		6,135,803

Taiwan 7.3%

Semiconductors & Semiconductor Equipment 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,403,719	5,588,383

Technology Hardware & Equipment 1.2%
Asustek Computer, Inc.	199,000	1,898,933

Telecommunication Services 2.5%
Taiwan Mobile Co., Ltd.	1,292,000	3,917,770

		11,405,086

Thailand 3.2%

Energy 3.2%
PTT PCL	451,100	5,008,358

Turkey 4.0%

Energy 2.2%
Tupras-Turkiye Petrol Rafinerileri A/S	171,592	3,452,988

Telecommunication Services 1.8%
Turk Telekomunikasyon A/S	1,078,403	2,850,479

		6,303,467

United Arab Emirates 0.2%

Real Estate 0.2%
Emaar Malls Group PJSC *(b)	463,964	366,326

United Kingdom 2.9%

Food, Beverage & Tobacco 2.9%
Unilever plc	107,716	4,508,767

United States 2.5%

Consumer Services 2.5%
Yum! Brands, Inc.	54,300	3,908,514

Total Common Stock
(Cost $132,996,121)		142,818,849

Preferred Stock 2.8% of net assets

Brazil 2.8%

Energy 1.0%
Petroleo Brasileiro S.A.	203,100	1,501,002

Materials 1.8%
Vale S.A. ADR	297,800	2,891,638

Total Preferred Stock
(Cost $5,910,061)		4,392,640

Other Investment Company 3.1% of net assets

United States 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	4,790,493	4,790,493

Total Other Investment Company
(Cost $4,790,493)		4,790,493

End of Investments.

26 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

At 09/30/14, the tax basis cost of the fund’s investments was $152,162,263 and the unrealized appreciation and depreciation were $9,050,679 and ($9,210,960) respectively, with a net unrealized depreciation of $(160,281).

At 09/30/14, the values of certain foreign securities held by the fund aggregating $85,294,304 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$55,244,821	$—	$55,244,821
Brazil[1]	10,797,474	—	—	10,797,474
Chile[1]	3,357,984	—	—	3,357,984
China[1]	—	20,922,705	—	20,922,705
Health Care Equipment & Services	3,471,416	—	—	3,471,416
India[1]	—	4,406,360	—	4,406,360
Banks	2,211,129	2,459,421	—	4,670,550
Software & Services	2,256,277	2,260,997	—	4,517,274
Kazakhstan[1]	2,021,932	—	—	2,021,932
Mexico[1]	8,600,412	—	—	8,600,412
Peru[1]	2,882,812	—	—	2,882,812
Philippines[1]	4,504,394	—	—	4,504,394
Qatar[1]	2,391,346	—	—	2,391,346
Russia[1]	5,746,171	—	—	5,746,171
Thailand[1]	5,008,358	—	—	5,008,358
United Arab Emirates[1]	—	—	366,326	366,326
United States[1]	3,908,514	—	—	3,908,514
Preferred Stock
Brazil[1]	4,392,640	—	—	4,392,640
Other Investment Company[1]	4,790,493	—	—	4,790,493

Total	$66,341,352	$85,294,304	$366,326	$152,001,982

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	March 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	September 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
United Arab Emirates	$—	$—	($206)	$366,532	$—	$—	$—	$366,326

Total	$—	$—	($206)	$366,532	$—	$—	$—	$366,326

See financial notes 27

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at September 30, 2014 was ($206).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

28 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2014; unaudited

Assets

Investments, at value (cost $143,696,675)		$152,001,982
Foreign currency, at value (cost $1,024,156)		1,023,882
Receivables:
Investments sold		854,474
Fund shares sold		2,152,135
Dividends		480,933
Prepaid expenses	+	1,709

Total assets		156,515,115

Liabilities

Payables:
Foreign capital gains tax		106,176
Fund shares redeemed		66,421
Investment adviser fees		29,564
Independent trustees’ fees		6,223
Distribution and shareholder services fees		1,419
Accrued expenses and other liabilities	+	64,241

Total liabilities		274,044

Net Assets

Total assets		156,515,115
Total liabilities	−	274,044

Net assets		$156,241,071

Net Assets by Source
Capital received from investors		155,968,175
Net investment income not yet distributed		2,325,898
Net realized capital losses		(10,247,722)
Net unrealized capital appreciation		8,194,720

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$6,553,671		739,035		$8.87
Select Shares	$12,612,182		1,418,704		$8.89
Institutional Shares	$137,075,218		15,425,898		$8.89

See financial notes 29

 Laudus Mondrian Emerging Markets Fund

Statement of
Operations
For the period April 1, 2014 through September 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $367,803)		$3,468,131

Expenses

Investment adviser fees		935,481
Custodian fees		100,777
Transfer agent fees		39,016
Registration fees		36,292
Professional fees		25,709
Accounting and administration fees		16,511
Shareholder reports		8,471
Distribution and shareholder services fees (Investor Shares)		7,701
Independent trustees’ fees		5,159
Interest expense		167
Sub-accounting and sub-transfer agent fees:
Investor Shares		5,669
Select Shares		7,341
Other expenses	+	9,946

Total expenses		1,198,240
Expense reduction by adviser	−	49,951

Net expenses	−	1,148,289

Net investment income		2,319,842

Realized and Unrealized Gains (Losses)

Net realized gains on investments (net of foreign capital gain tax paid of $321,963)		1,126,887
Net realized losses on foreign currency transactions	+	(47,072)

Net realized gains		1,079,815
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gain tax of $110,085)		(310,430)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(5,668)

Net change in unrealized appreciation (depreciation)	+	(316,098)

Net realized and unrealized gains		763,717

Increase in net assets resulting from operations		$3,083,559

30 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/14-9/30/14			4/1/13-3/31/14
Net investment income		$2,319,842	$2,452,713
Net realized gains (losses)		1,079,815	(8,477,024)
Net change in unrealized appreciation (depreciation)	+	(316,098)	(12,521,056)

Increase (Decrease) in net assets from operations		3,083,559	(18,545,367)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(86,943)
Select Shares		—	(205,448)
Institutional Shares	+	—	(1,531,617)

Total distributions from net investment income		—	(1,824,008)

Distributions from net realized gains
Investor Shares		—	(1,806)
Select Shares		—	(3,081)
Institutional Shares	+	—	(21,764)

Total distributions from net realized gains		—	(26,651)

Total distributions		$—	($1,850,659)

Transactions in Fund Shares

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		62,561	$572,315	824,632	$7,571,471
Select Shares		171,968	1,563,131	1,102,624	10,078,700
Institutional Shares	+	3,194,258	29,212,650	10,707,051	93,596,387

Total shares sold		3,428,787	$31,348,096	12,634,307	$111,246,558

Shares Reinvested
Investor Shares		—	$—	8,970	$77,952
Select Shares		—	—	17,322	150,528
Institutional Shares	+	—	—	114,129	990,640

Total shares reinvested		—	$—	140,421	$1,219,120

Shares Redeemed
Investor Shares		(186,739)	($1,689,193)	(1,160,577)	($10,285,948)
Select Shares		(575,565)	(5,367,978)	(1,159,490)	(10,245,399)
Institutional Shares	+	(1,784,066)	(16,276,944)	(11,181,228)	(97,987,264)

Total shares redeemed		(2,546,370)	($23,334,115)	(13,501,295)	($118,518,611)

Net transactions in fund shares		882,417	$8,013,981	(726,567)	($6,052,933)

Shares Outstanding and Net Assets

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,701,220	$145,143,531	17,427,787	$171,592,490
Total increase or decrease	+	882,417	11,097,540	(726,567)	(26,448,959)

End of period		17,583,637	$156,241,071	16,701,220	$145,143,531

Net investment income not yet distributed			$2,325,898		$6,056

See financial notes 31

Laudus Mondrian International Government Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	4/1/09–
	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10[1]

Per-Share Data ($)

Net asset value at beginning of period	10.89		11.01	11.61	11.86	11.20	10.32

Income (loss) from investment operations:
Net investment income (loss)	0.08	[2]	0.16 [2]	0.15	0.20	0.16	0.26
Net realized and unrealized gains (losses)	(0.38)		(0.21)	(0.53)	0.09	0.71	1.06

Total from investment operations	(0.30)		(0.05)	(0.38)	0.29	0.87	1.32
Less distributions:
Distributions from net investment income	—		—	(0.15)	(0.46)	(0.20)	(0.42)
Distributions from net realized gains	—		(0.07)	(0.07)	(0.08)	(0.01)	(0.02)

Total distributions	—		(0.07)	(0.22)	(0.54)	(0.21)	(0.44)

Net asset value at end of period	10.59		10.89	11.01	11.61	11.86	11.20

Total return (%)	(2.75)[3]		(0.49)	(3.41)	2.48	7.86	12.85

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.73	[4]	0.69	0.69	0.71	0.74	0.76 [5]
Gross operating expenses	0.76	[4]	0.69	0.69	0.71	0.74	0.79
Net investment income (loss)	1.45	[4]	1.48	1.27	1.51	1.67	2.42
Portfolio turnover rate	26	[3]	52	44	68	58	67
Net assets, end of period ($ x 1,000)	268,421		652,647	741,235	881,405	966,800	279,274

* Unaudited.

1 Effective July 27, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.75%, if certain non-routine expenses (proxy expense) had not been incurred.

32 See financial notes

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings as of September 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

81.4%	Government Bonds	216,788,679	218,530,307
0.6%	Government Agency Obligation	1,631,168	1,591,870
15.5%	Supranational	46,387,362	41,527,895
0.7%	Other Investment Company	1,876,462	1,876,462

98.2%	Total Investments	266,683,671	263,526,534
1.8%	Other Assets and Liabilities, Net		4,894,066

100.0%	Net Assets		268,420,600

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 81.4% of net assets

Australia 4.7%
Australia Government Bond
5.25%, 03/15/19 (AUD)	2,930,000	2,816,711
5.75%, 05/15/21 (AUD)	9,740,000	9,826,089

		12,642,800

Austria 4.3%
Austria Government Bond
6.25%, 07/15/27 (EUR)	5,850,000	11,619,092

Canada 4.4%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	7,930,000	11,721,914

Finland 4.3%
Finland Government Bond
3.50%, 04/15/21 (EUR)	7,661,000	11,514,268

France 3.6%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	4,870,000	9,702,306

Germany 3.4%
Bundesobligation
0.50%, 04/07/17 (EUR)	3,250,000	4,161,664
Bundesrepublik Deutschland
3.50%, 07/04/19 (EUR)	3,300,000	4,841,193

		9,002,857

Japan 16.1%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	1,460,000,000	13,356,188
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	543,000,000	5,106,339
1.00%, 09/20/21 (JPY)	80,000,000	766,268
0.60%, 03/20/24 (JPY)	240,000,000	2,213,048
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,080,000,000	11,644,394
1.70%, 03/20/44 (JPY)	1,100,000,000	10,233,916

		43,320,153

Mexico 4.8%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	159,300,000	12,426,859
7.50%, 06/03/27 (MXN)	6,150,000	501,837

		12,928,696

Netherlands 4.5%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	6,393,490	12,101,468

New Zealand 3.9%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	5,800,000	4,813,652
5.50%, 04/15/23 (NZD)	6,700,000	5,739,613

		10,553,265

Poland 5.7%
Poland Government Bond
5.50%, 10/25/19 (PLN)	35,000,000	12,133,488
5.75%, 09/23/22 (PLN)	8,780,000	3,192,061

		15,325,549

Sweden 9.9%
Sweden Government Bond
5.00%, 12/01/20 (SEK)	80,000,000	13,798,415
3.50%, 06/01/22 (SEK)	78,165,000	12,693,157

		26,491,572

United Kingdom 11.8%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	8,910,000	16,032,644
5.00%, 03/07/25 (GBP)	1,510,000	3,028,269
4.50%, 09/07/34 (GBP)	3,100,000	6,225,188

See financial notes 33

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
4.25%, 09/07/39 (GBP)	3,200,000	6,320,266

		31,606,367

Total Government Bonds
(Cost $216,788,679)		218,530,307

Government Agency Obligation 0.6% of net assets

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY) (a)	150,000,000	1,591,870

Total Government Agency Obligations
(Cost $1,631,168)		1,591,870

Supranational* 15.5% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	950,000,000	10,376,763
European Investment Bank
1.40%, 06/20/17 (JPY)	1,140,000,000	10,796,182
European Union Notes
2.75%, 06/03/16 (EUR)	9,000,000	11,892,869
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	890,000,000	8,462,081

Total Supranational
(Cost $46,387,362)		41,527,895

	Number	Value
Security	of Shares	($)

Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	1,876,462	1,876,462

Total Other Investment Company
(Cost $1,876,462)		1,876,462

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $268,731,379 and the unrealized appreciation and depreciation were $5,721,081 and ($10,925,926), respectively, with a net depreciation of ($5,204,845).

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Guaranteed by the Republic of Germany.
(b)	The rate shown is the 7-day yield.

AUD —	Australian dollar
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
NZD —	New Zealand dollar
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 09/30/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/31/2014	State Street Bank London	AUD	354,000	USD	309,309	(13,153)
10/31/2014	State Street Bank London	AUD	594,000	USD	519,011	(31,841)
10/31/2014	State Street Bank London	ZAR	91,508,641	NZD	10,095,500	213,753
10/31/2014	State Street Bank London	USD	13,361,468	AUD	15,292,000	912,926
10/31/2014	State Street Bank London	USD	2,548,487	NZD	3,274,000	213,590

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						1,295,275

34 See financial notes

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$218,530,307	$—	$218,530,307
Government Agency Obligation[1]	—	1,591,870	—	1,591,870
Supranational	—	41,527,895	—	41,527,895
Other Investment Company[1]	1,876,462	—	—	1,876,462

Total	$1,876,462	$261,650,072	$—	$263,526,534

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$1,340,269	$—	$1,340,269

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($44,994)	$—	($44,994)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

See financial notes 35

 Laudus Mondrian International Government Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2014; unaudited

Assets

Investments, at value (cost $266,683,671)		$263,526,534
Receivables:
Interest		3,438,037
Fund shares sold		677,734
Unrealized appreciation on forward foreign currency exchange contracts		1,340,269
Prepaid expenses	+	4,499

Total assets		268,987,073

Liabilities

Payables:
Fund shares redeemed		396,661
Investment adviser fees		24,355
Independent trustees’ fees		16,141
Unrealized depreciation on forward foreign currency exchange contracts		44,994
Accrued expenses	+	84,322

Total liabilities		566,473

Net Assets

Total assets		268,987,073
Total liabilities	−	566,473

Net assets		$268,420,600

Net Assets by Source
Capital received from investors		276,903,220
Distributions in excess of net investment income		(2,922,445)
Net realized capital losses		(3,463,825)
Net unrealized capital depreciation		(2,096,350)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$268,420,600		25,346,235		$10.59

36 See financial notes

 Laudus Mondrian International Government Fixed Income Fund

Statement of
Operations
For the period April 1, 2014 through September 30, 2014; unaudited

Investment Income

Interest		$3,935,504

Expenses

Investment adviser fees		1,081,641
Custodian fees		112,263
Transfer agent fees		57,891
Accounting and administration fees		32,405
Registration fees		29,384
Professional fees		24,677
Shareholder reports		11,263
Independent trustees’ fees		7,740
Interest expense		1,013
Other expenses	+	6,887

Total expenses		1,365,164
Expense reduction by adviser	−	40,632

Net expenses	−	1,324,532

Net investment income		2,610,972

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(984,355)
Net realized losses on foreign currency transactions	+	(4,400,141)

Net realized losses		(5,384,496)
Net change in unrealized appreciation (depreciation) on investments		(6,915,887)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	4,870,679

Net change in unrealized appreciation (depreciation)	+	(2,045,208)

Net realized and unrealized losses		(7,429,704)

Decrease in net assets resulting from operations		($4,818,732)

See financial notes 37

 Laudus Mondrian International Government Fixed Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/14-9/30/14			4/1/13-3/31/14
Net investment income		$2,610,972	$9,876,457
Net realized losses		(5,384,496)	(27,024,141)
Net change in unrealized appreciation (depreciation)	+	(2,045,208)	12,341,763

Decrease in net assets from operations		(4,818,732)	(4,805,921)

Distributions to Shareholders

Distributions from net realized gains		$—	$3,960,271

Transactions in Fund Shares

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,809,523	$30,880,113	27,345,555	$294,220,955
Shares reinvested		—	—	100,641	1,079,879
Shares redeemed	+	(37,417,325)	(410,288,109)	(34,800,669)	(375,122,134)

Net transactions in fund shares		(34,607,802)	($379,407,996)	(7,354,473)	($79,821,300)

Shares Outstanding and Net Assets

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,954,037	$652,647,328	67,308,510	$741,234,820
Total decrease	+	(34,607,802)	(384,226,728)	(7,354,473)	(88,587,492)

End of period		25,346,235	$268,420,600	59,954,037	$652,647,328

Distributions in excess of net investment income			($2,922,445)		($5,533,417)

38 See financial notes

Laudus Mondrian Global Government Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/14–		4/1/13–	7/10/12[1]–
	9/30/14*		3/31/14	3/31/13

Per-Share Data ($)

Net asset value at beginning of period	9.30		9.61	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	[2]	0.13 [2]	0.11
Net realized and unrealized gains (losses)	(0.22)		(0.38)	(0.40)

Total from investment operations	(0.14)		(0.25)	(0.29)
Less distributions:
Distributions from net investment income	—		(0.03)	(0.09)
Distributions from net realized gains	—		(0.03)	(0.01)

Total distributions	—		(0.06)	(0.10)

Net asset value at end of period	9.16		9.30	9.61

Total return (%)	(1.51)[3]		(2.60)	(2.95)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.85	[4]	0.85	0.22 [4,5]
Gross operating expenses	1.68	[4]	1.74	1.28 [4]
Net investment income (loss)	1.78	[4]	1.40	1.56 [4]
Portfolio turnover rate	30	[3]	42	73 [3]
Net assets, end of period ($ x 1,000)	16,138		18,575	29,074

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective July 11, 2012 through January 10, 2013, the net operating expense limitation was 0.00%. The ratio presented for the period ended 3/31/13 is a blended ratio.

See financial notes 39

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings as of September 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

64.0%	Government Bonds	11,270,495	10,317,238
34.4%	U.S. Government Securities	5,670,691	5,556,002
0.6%	Other Investment Company	96,751	96,751

99.0%	Total Investments	17,037,937	15,969,991
1.0%	Other Assets and Liabilities, Net		168,049

100.0%	Net Assets		16,138,040

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 64.0% of net assets

Brazil 4.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	400,000	156,822
10.00%, 01/01/21 (BRL)	765,000	283,986
10.00%, 01/01/23 (BRL)	550,000	200,303

		641,111

Colombia 1.5%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	140,000,000	75,393
Colombian TES
7.25%, 06/15/16 (COP)	80,000,000	40,909
5.00%, 11/21/18 (COP)	97,000,000	46,814
7.00%, 05/04/22 (COP)	54,000,000	27,164
10.00%, 07/24/24 (COP)	81,000,000	48,899

		239,179

Germany 8.6%
Bundesobligation
0.50%, 10/13/17 (EUR)	10,000	12,843
0.50%, 02/23/18 (EUR)	545,000	700,785
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	150,000	215,209
3.25%, 07/04/42 (EUR)	279,000	462,269

		1,391,106

Indonesia 1.2%
Indonesia Treasury Bond
5.25%, 05/15/18 (IDR)	1,140,000,000	85,285
5.63%, 05/15/23 (IDR)	1,130,000,000	77,347
8.38%, 03/15/34 (IDR)	470,000,000	36,542

		199,174

Japan 11.0%
Japan Government Ten Year Bond
1.50%, 03/20/15 (JPY)	27,000,000	247,894
1.40%, 03/20/18 (JPY)	57,300,000	545,770
0.80%, 09/20/20 (JPY)	53,200,000	502,021
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	50,900,000	473,551

		1,769,236

Malaysia 1.5%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	338,000	102,294
4.24%, 02/07/18 (MYR)	50,000	15,540
3.42%, 08/15/22 (MYR)	330,000	97,572
3.84%, 04/15/33 (MYR)	100,000	28,611

		244,017

Mexico 4.8%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	662,000	52,027
7.25%, 12/15/16 (MXN)	532,600	42,337
6.50%, 06/10/21 (MXN)	2,560,000	199,703
8.00%, 12/07/23 (MXN)	3,400,000	287,228
7.50%, 06/03/27 (MXN)	1,500,000	122,399
10.00%, 11/20/36 (MXN)	700,000	70,604

		774,298

New Zealand 2.3%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	200,000	165,988
5.50%, 04/15/23 (NZD)	236,000	202,171

		368,159

Peru 1.1%
Peru Government Bond
8.60%, 08/12/17 (PEN)	41,000	16,057
7.84%, 08/12/20 (PEN)	380,000	150,035
5.20%, 09/12/23 (PEN)	20,000	6,723

		172,815

Poland 6.9%
Poland Government Bond
5.50%, 04/25/15 (PLN)	300,000	92,418
4.75%, 04/25/17 (PLN)	1,200,000	386,874
5.25%, 10/25/20 (PLN)	567,000	197,067
5.75%, 09/23/22 (PLN)	1,212,000	440,635

		1,116,994

40 See financial notes

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Qatar 0.8%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (a)	120,000	135,150

Russia 1.6%
Russian Federal Bond - OFZ
7.50%, 03/15/18 (RUB)	3,100,000	74,572
7.60%, 04/14/21 (RUB)	7,900,000	184,851

		259,423

South Africa 1.9%
South Africa Government Bond
8.00%, 12/21/18 (ZAR)	1,040,000	93,761
7.25%, 01/15/20 (ZAR)	477,000	41,380
10.50%, 12/21/26 (ZAR)	1,220,000	125,977
6.25%, 03/31/36 (ZAR)	650,000	43,292

		304,410

Sweden 7.9%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	180,000	27,393
4.25%, 03/12/19 (SEK)	4,525,000	728,324
3.50%, 06/01/22 (SEK)	2,845,000	461,998
3.50%, 03/30/39 (SEK)	285,000	50,066

		1,267,781

Thailand 0.5%
Thailand Government Bond
3.88%, 06/13/19 (THB)	1,475,000	47,439
3.63%, 06/16/23 (THB)	800,000	25,177

		72,616

Turkey 1.2%
Turkey Government Bond
9.00%, 03/08/17 (TRY)	70,000	30,518
6.30%, 02/14/18 (TRY)	150,000	60,008
7.10%, 03/08/23 (TRY)	280,000	104,852

		195,378

United Kingdom 7.2%
United Kingdom Gilt
3.75%, 09/07/20 (GBP)	117,200	209,530
4.25%, 12/07/27 (GBP)	500,000	956,861

		1,166,391

Total Government Bonds
(Cost $11,270,495)		10,317,238

U.S. Government Securities 34.4% of net assets

United States 34.4%
U.S. Treasury Notes
0.25%, 01/15/15 (USD)	206,900	207,037
1.50%, 08/31/18 (USD)	290,000	289,898
1.25%, 04/30/19 (USD)	845,000	828,232
3.63%, 08/15/19 (USD)	670,000	728,442
1.00%, 08/31/19 (USD)	242,000	232,916
2.13%, 08/31/20 (USD)	690,000	693,774
3.63%, 02/15/21 (USD)	915,000	998,351
2.13%, 08/15/21 (USD)	1,225,000	1,219,114
2.50%, 05/15/24 (USD)	100,000	100,074
3.38%, 05/15/44 (USD)	250,000	258,164

Total U.S. Government Securities
(Cost $5,670,691)		5,556,002

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

United States 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	96,751	96,751

Total Other Investment Company
(Cost $96,751)		96,751

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $17,046,255 and the unrealized appreciation and depreciation were $83,472 and ($1,159,736), respectively, with a net depreciation of ($1,076,264).

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $135,150 or 0.8% of net assets.
(b)	The rate shown is the 7-day yield.

BRL —	Brazilian real
CLP —	Chilean peso
CNY —	Chinese yuan renminbi
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
IDR —	Indonesian rupiah
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PEN —	Peruvian nuevo sol
PLN —	Polish zloty
RUB —	Russian ruble
SEK —	Swedish krona
THB —	Thailand Baht
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

See financial notes 41

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 09/30/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/30/2014	JP Morgan Securities Inc.	CLP	65,095,500	USD	108,570	(5,925)
10/31/2014	JP Morgan Securities Inc.	CNY	716,000	USD	116,372	665
10/31/2014	State Street Bank London	ZAR	4,409,782	NZD	486,500	10,301
10/31/2014	State Street Bank London	NZD	14,500	ZAR	131,488	(312)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						4,729

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$10,317,238	$—	$10,317,238
U.S. Government Securities[1]	—	5,556,002	—	5,556,002
Other Investment Company[1]	96,751	—	—	96,751

Total	$96,751	$15,873,240	$—	$15,969,991

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$10,966	$—	$10,966

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($6,237)	$—	($6,237)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

42 See financial notes

 Laudus Mondrian Global Government Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2014; unaudited

Assets

Investments, at value (cost $17,037,937)		$15,969,991
Foreign currency, at value (cost $24,116)		23,912
Receivables:
Investments sold		39,906
Interest		154,528
Foreign tax reclaims		11,247
Due from investment adviser		662
Fund shares sold		131
Unrealized appreciation on forward foreign currency exchange contracts		10,966
Prepaid expenses	+	227

Total assets		16,211,570

Liabilities

Payables:
Fund shares redeemed		10,242
Independent trustees’ fees		13
Unrealized depreciation on forward foreign currency exchange contracts		6,237
Accrued expenses	+	57,038

Total liabilities		73,530

Net Assets

Total assets		16,211,570
Total liabilities	−	73,530

Net assets		$16,138,040

Net Assets by Source
Capital received from investors		17,670,501
Net investment income not yet distributed		176,620
Net realized capital losses		(639,070)
Net unrealized capital depreciation		(1,070,011)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$16,138,040		1,762,204		$9.16

See financial notes 43

 Laudus Mondrian Global Government Fixed Income Fund

Statement of
Operations
For the period April 1, 2014 through September 30, 2014; unaudited

Investment Income

Interest (net of foreign withholding taxes of $1,038)		$233,353

Expenses

Investment adviser fees		60,363
Professional fees		16,669
Shareholder reports		15,656
Accounting and administration fees		12,672
Registration fees		11,442
Transfer agent fees		10,699
Sub-accounting and sub-transfer agent fees		9,335
Custodian fees		6,295
Independent trustees’ fees		4,267
Other expenses	+	1,937

Total expenses		149,335
Expense reduction by adviser	−	73,906

Net expenses	−	75,429

Net investment income		157,924

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax paid of $62)		(487,681)
Net realized losses on foreign currency transactions	+	(113,516)

Net realized losses		(601,197)
Net change in unrealized appreciation (depreciation) on investments		135,542
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	77,973

Net change in unrealized appreciation (depreciation)	+	213,515

Net realized and unrealized losses		(387,682)

Decrease in net assets resulting from operations		($229,758)

44 See financial notes

 Laudus Mondrian Global Government Fixed Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/14-9/30/14			4/1/13-3/31/14
Net investment income		$157,924	$317,814
Net realized losses		(601,197)	(497,807)
Net change in unrealized appreciation (depreciation)	+	213,515	(571,596)

Decrease in net assets from operations		(229,758)	(751,589)

Distributions to Shareholders

Distributions from net investment income		—	(73,125)
Distributions from net realized gains	+	—	(59,386)

Total distributions		$—	($132,511)

Transactions in Fund Shares

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,862	$55,226	45,080	$421,460
Shares reinvested		—	—	11,634	106,922
Shares redeemed	+	(240,434)	(2,262,710)	(1,085,889)	(10,143,400)

Net transactions in fund shares		(234,572)	($2,207,484)	(1,029,175)	($9,615,018)

Shares Outstanding and Net Assets

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,996,776	$18,575,282	3,025,951	$29,074,400
Total decrease	+	(234,572)	(2,437,242)	(1,029,175)	(10,499,118)

End of period		1,762,204	$16,138,040	1,996,776	$18,575,282

Net investment income not yet distributed			$176,620		$18,696

See financial notes 45

 Laudus Mondrian Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of Laudus Trust, (the “trust”) a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Laudus U.S. Large Cap Growth Fund

Each fund, with the exception of Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund, offers three share classes: Investor Shares, Select Shares and Institutional Shares.

Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable

46

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 47

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of September 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

48

 Laudus Mondrian Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year with the exception of Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund which make distributions from net investment income, if any, quarterly.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

 49

 Laudus Mondrian Funds

Financial Notes (continued)

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair a fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries, and at times, it may be difficult to value such investments.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.

Fixed Income Risk. Interest rates rise and fall over time, which will affect a fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income securities at a time when the subadviser might wish to sell such securities. In addition, decreased market liquidity may make it more difficult to value some or all of a fund’s fixed income securities. The credit quality of a portfolio investment could also cause the fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

50

 Laudus Mondrian Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets described as follows:

	First $1 billion	Over $1 billion

Laudus Mondrian International Equity Fund	0.85%	0.80%
Laudus Mondrian Emerging Markets Fund	1.20%	1.15%
Laudus Mondrian International Government Fixed Income Fund	0.60%	0.60%
Laudus Mondrian Global Government Fixed Income Fund	0.68%	0.68%

Subsequent to the reporting period ended September 30, 2014, and effective October 1, 2014, the advisory fee has been reduced as follows:

	First $1 billion	Over $1 billion

Laudus Mondrian International Equity Fund	0.75%	0.75%
Laudus Mondrian Emerging Markets Fund	1.00%	1.00%

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2016, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

	Laudus Mondrian	Laudus Mondrian
	International	Emerging
	Equity Fund	Markets Fund

Investor Shares	1.40%	1.80%
Select Shares	1.12%	1.52%
Institutional Shares	1.05%	1.45%

Subsequent to the reporting period ended September 30, 2014, and effective October 1, 2014, the contractual expense limitation has been reduced, until at least July 30, 2016, as follows:

	Laudus Mondrian	Laudus Mondrian
	International	Emerging
	Equity Fund	Markets Fund

Investor Shares	1.30%	1.60%
Select Shares	1.05%	1.35%
Institutional Shares	0.90%	1.20%

In addition to the funds listed above, CSIM has contractually agreed, until at least July 30, 2016 to limit the total annual fund operating expenses of the Laudus Mondrian International Government Fixed Income Fund and the Laudus Mondrian Global Government Fixed Income Fund to 0.75% and 0.85%, respectively.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2014, the fund repaid previously waived investment adviser fees as follows:

Laudus Mondrian
International
Equity Fund

Investor Shares	$106
Select Shares	11,278
Institutional Shares	179

 51

 Laudus Mondrian Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

As of September 30, 2014, the balance of recoupable waivers and the respective years of expiration are as follows:

			Laudus Mondrian	Laudus Mondrian
	Laudus Mondrian	Laudus Mondrian	International	Global
	International	Emerging	Government Fixed	Government Fixed
Expiration Date	Equity Fund	Markets Fund	Income Fund	Income Fund

March 31, 2015	$66,933	$67,482 *	$—	$305,963
March 31, 2016	27,318	108,442	—	202,019
March 31, 2017	500 **	49,951 ***	40,632	73,906

Total	$94,751	$225,875	$40,632	$581,888

*	Includes sub-accounting and sub-transfer agent waivers of $4,764 for Investor Shares and $2,923 for Select Shares.
**	Includes sub-accounting and sub-transfer agent waivers of $500 for Select Shares.
***	Includes sub-accounting and sub-transfer agent waivers of $905 for Investor Shares and $1,255 for Select Shares.

5. Distribution and Shareholder Services:

The trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the funds are sold on a continuous basis by the trust’s distributor, ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the trustees have authorized the Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund to reimburse, out of the Investor and Select Shares assets of the funds, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Shares an amount of up to 0.15% of the average daily net assets of that class on an annual basis. Further, the trustees have authorized the Laudus Mondrian Global Government Fixed Income Fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds. At a Board meeting held in December 2013, the Trustees voted to terminate the Trustees’ Retirement Plan. The payment to the sole remaining participant will be paid out in the fiscal year ended March 31, 2015 in accordance with the Retirement Plan.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

52

 Laudus Mondrian Funds

Financial Notes (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities		Sales/Maturities of Securities

Laudus Mondrian International Equity Fund	$20,483,914		$105,245,357
Laudus Mondrian Emerging Markets Fund	27,932,552		26,130,003
Laudus Mondrian International Government Fixed Income Fund	93,646,434		461,528,757
Laudus Mondrian Global Government Fixed Income Fund	5,161,913	*	7,186,706	*

*	Includes purchases and sales/maturities of long-term U.S. Government securities of $844,902 and $1,754,799, respectively.

9. Derivatives:

The funds invested in forwards during the report period to hedge part of the funds’ exposure to certain currencies. Refer to financial note 2(b) for the funds’ accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended September 30, 2014, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were as follows:

	Forward Foreign Currency
	Exchange Contract	Net Unrealized
	Notional Amount	Appreciation (Depreciation)

Laudus Mondrian International Equity Fund	$4,092,212	$30,457
Laudus Mondrian Emerging Markets Fund	9,802	(1)
Laudus Mondrian International Government Fixed Income Fund	45,621,924	120,614
Laudus Mondrian Global Government Fixed Income Fund	1,249,828	(3,469)

The fair value of forwards held by the funds is presented as unrealized appreciation (depreciation) on forward foreign currency exchange contracts on the Statement of Assets and Liabilities as follows:

			Laudus Mondrian	Laudus Mondrian
	Laudus Mondrian	Laudus Mondrian	International	Global
	International	Emerging	Government Fixed	Government Fixed
	Equity Fund	Markets Fund	Income Fund	Income Fund
Asset Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[1]	$230,943	$—	$1,340,269	$10,966

Liability Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[2]	$10,610	$—	$44,994	$6,237

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[2]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

 53

 Laudus Mondrian Funds

Financial Notes (continued)

9. Derivatives (continued):

The effects of the forwards held by the funds in the Statement of Operations for the period ended September 30, 2014 were:

	Forward Foreign Currency Exchange Contracts
			Laudus Mondrian	Laudus Mondrian
	Laudus Mondrian	Laudus Mondrian	International	Global
	International	Emerging	Government Fixed	Government Fixed
	Equity Fund	Markets Fund	Income Fund	Income Fund

Realized Gains (Losses)[1]	($307,751)	($4,274)	($4,488,070)	($110,573)
Change in Unrealized Appreciation (Depreciation)[2]	$445,442	$—	$5,233,526	$89,356

[1]	Statement of Operations location: Net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized appreciation (depreciation) on foreign currency translations.

The funds’ forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The funds’ forwards which are reported gross in the Statement of Assets and Liabilities, are presented in the tables below. The following tables present the funds’ forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the funds for assets and pledged by the funds for liabilities as of September 30, 2014.

Laudus Mondrian International Equity Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(a)

State Street Bank London	$230,943	($10,610)	$—	$220,333

Total	$230,943	($10,610)	$—	$220,333

	Gross Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(b)

State Street Bank London	($10,610)	$10,610	$—	$—

Total	($10,610)	$10,610	$—	$—

Laudus Mondrian International Government Fixed Income Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(a)

State Street Bank London	$1,340,269	($44,994)	$—	$1,295,275

Total	$1,340,269	($44,994)	$—	$1,295,275

54

 Laudus Mondrian Funds

Financial Notes (continued)

9. Derivatives (continued):

	Gross Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(b)

	Gross Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(b)

State Street Bank London	($44,994)	$44,994	$—	$—

Total	($44,994)	$44,994	$—	$—

Laudus Mondrian Global Government Fixed Income Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(a)

JPMorgan Securities Inc.	$665	($665)	$—	$—
State Street Bank London	10,301	(312)	—	9,989

Total	$10,966	($977)	$—	$9,989

	Gross Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(b)

JPMorgan Securities Inc.	($5,925)	$665	$—	($5,260)
State Street Bank London	(312)	312	—	—

Total	($6,237)	$977	$—	($5,260)

[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(4/1/14-9/30/14)	(4/1/13-3/31/14)

Laudus Mondrian International Equity Fund	$1,006	$2,137
Laudus Mondrian Emerging Markets Fund	62	4,579
Laudus Mondrian International Government Fixed Income Fund	22,567	34,469
Laudus Mondrian Global Government Fixed Income Fund	9	64

 55

 Laudus Mondrian Funds

Financial Notes (continued)

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

			Laudus Mondrian	Laudus Mondrian
	Laudus Mondrian	Laudus Mondrian	International	Global
	International	Emerging	Government Fixed	Government Fixed
Expiration Date	Equity Fund	Markets Fund	Income Fund	Income Fund

No expiration*	$632,516	$1,513,682	$—	$—

Total	$632,516	$1,513,682	$—	$—

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2014, the funds had capital and late-year ordinary losses deferred and capital loss carryforwards utilized as follows:

			Laudus Mondrian	Laudus Mondrian
	Laudus Mondrian	Laudus Mondrian	International	Global
	International	Emerging	Government Fixed	Government Fixed
	Equity Fund	Markets Fund	Income Fund	Income Fund

Capital losses deferred	$—	$1,088,986	$—	$29,515
Late-year ordinary losses deferred	—	—	5,397,383	63,153
Capital loss carryforwards utilized	1,046,305	—	—	—

As of March 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statement. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the funds did not incur any interest or penalties.

12. Other:

As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact the investments of the Laudus Mondrian Emerging Markets Fund and the Laudus Mondrian Global Government Fixed Income Fund in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.

13. Subsequent Events:

Under a plan of reorganization approved by the Board of Trustees of the Trust on September 23, 2014, all of the assets and liabilities of the Laudus Mondrian Institutional Emerging Markets Fund and the Laudus Mondrian Institutional International Equity Fund, will be transferred to the Institutional Class of the Laudus Mondrian Emerging Markets Fund and the Laudus Mondrian International Equity Fund, respectively. It is expected that the reorganization will occur during February 2015. Other than the plan of reorganization, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

56

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to Laudus Mondrian International Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Government Fixed Income Fund (formerly, Laudus Mondrian International Fixed Income Fund) and Laudus Mondrian Global Government Fixed Income Fund (formerly, Laudus Mondrian Global Fixed Income Fund”) (collectively, the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreements for an additional one-year term at the meeting held on June 3, 2014. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.

 57

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Although, each of the Funds had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of each Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered CSIM’s agreements to contractual investment advisory fee schedules that, for Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

58

Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012-present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present)
Director, Oneok, Inc. (2009 – present)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 59

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2006.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

60

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Chief Legal Officer, Vice President and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Laudus Funds who also serves as an independent trustee of Schwab Funds to retire from the Boards of Laudus Funds upon their required retirement date from either the Boards of Trustees of Laudus Funds or Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 61

Glossary

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

Citigroup non-U.S. Dollar World Government Bond Index is a market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least one year.

Citigroup World Government Bond Index is a market capitalization index that measures the total rate of return performance for the government bonds of 23 countries, including the U.S., with a remaining maturity of at least one year.

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Duration A measure of an individual bond’s sensitivity to interest rates. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

Weighted Average Duration A measure of the duration of all bonds in a fund’s portfolio, based on the market value weighted average duration of each bond in the portfolio.

Maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

MSCI EAFE® Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI EAFE® Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure large and mid cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

62

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.877.824.5615 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45085-06
00126757

Semiannual Report September 30, 2014

COMMAND PERFORMANCETM

Laudus U.S. Large Cap Growth Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
BlackRock Investment Management, LLC

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Six Months Ended September 30, 2014

Laudus U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	5.22%

Russell 1000® Growth Index	6.69%

Performance Details	page 6

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please see prospectus for further detail and investor eligibility requirements.

4 Laudus U.S. Large Cap Growth Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six-month reporting period ended September 30, 2014, the return of the fund reflected a rally by U.S. stocks.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals and for reading this important report regarding the Laudus U.S. Large Cap Growth Fund. We formed the Laudus Fund family to provide shareholders with access to third-party managers with strong investment processes. BlackRock Investment Management, LLC, subadviser for the fund, is a global asset management company with a well-established reputation.

For the six-month reporting period ended September 30, 2014, the return of the fund reflected a rally by U.S. stocks. Repeatedly reaching record highs during the reporting period, equities were supported by rebounding U.S. economic growth and assurances from the Federal Reserve that short-term interest rates would remain low. Favorable earnings reports by select companies also played an important role. These positive factors helped stocks to overcome geopolitical tensions and the Fed’s decision to reduce its policies aimed at holding down long-term interest rates.

For the reporting period, the fund returned 5.2%, underperforming the 6.7% return of the Russell 1000 Growth Index. The fund’s underperformance came primarily as a result of sudden and extreme style shifts in the market after the Fed announced plans for reducing its efforts to stimulate economic growth. These drastic market changes negatively affected the fund’s exposure to high-growth Information Technology sector stocks that performed very well during 2013. In spite of the fund’s short-term underperformance, the fund’s long-term performance remained noteworthy.

For more information about the performance, holdings, and portfolio characteristics of the Laudus U.S. Large Cap Growth Fund, please continue reading this report. In addition, you can find further details about this fund by visiting www.laudus.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.

For index definitions, please see the Glossary.

Charles Schwab Investment Management, Inc., BlackRock Investment Management, LLC, and ALPS Distributors, Inc. are unaffiliated entities.

Laudus U.S. Large Cap Growth Fund 5

Laudus U.S. Large Cap Growth Fund

Performance and Fund Facts as of 09/30/14

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Laudus U.S. Large Cap Growth Fund (10/14/97)[1]	5.22%	15.80%	16.80%	10.93%
Russell 1000® Growth Index	6.69%	19.15%	16.50%	8.94%

Fund Expense Ratio2: 0.77%

 Fund Characteristics

Number of Securities[3]	57
Weighted Average Market Cap ($ x 1,000,000)	$107,242
Price/Earnings Ratio (P/E)	38.21
Price/Book Ratio (P/B)	5.19
Portfolio Turnover (One year trailing)	146%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	10/14/1997*
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$19.14

 Sector Weightings % of Equities

Information Technology	33.9%
Consumer Discretionary	23.0%
Health Care	22.2%
Industrials	8.2%
Financials	5.1%
Energy	4.5%
Consumer Staples	1.8%
Telecommunication Services	0.8%
Materials	0.5%
Total	100.0%

 Top Equity Holdings % of Net Assets4

Google, Inc., Class A	5.1%
AbbVie, Inc.	4.4%
Apple, Inc.	4.3%
Facebook, Inc., Class A	3.9%
Yahoo! Inc.	3.6%
Valeant Pharmaceuticals International, Inc.	3.5%
Visa, Inc., Class A	3.2%
Twenty-First Century Fox, Inc., Class A	3.1%
United Therapeutics Corp.	3.0%
Union Pacific Corp.	2.9%
Total	37.0%

Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

*	Inception date is that of the fund’s predecessor fund, the Y Class of the UBS U.S. Large Cap Growth Fund.
[1]	Effective July 13, 2009, all outstanding Class A, B and C shares of the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund. The performance and financial history prior to July 13, 2009 are that of the Class Y shares of the predecessor fund. Effective October 4, 2013, the name of the fund was changed to Laudus U.S. Large Cap Growth Fund.
[2]	As stated in the prospectus. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.
[4]	This list is not a recommendation of any security by the investment adviser or subadviser.

6 Laudus U.S. Large Cap Growth Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2014 and held through September 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/14	at 9/30/14	4/1/14–9/30/14

Laudus U.S. Large Cap Growth Fund
Actual Return	0.77%	$1,000.00	$1,052.20	$3.96
Hypothetical 5% Return	0.77%	$1,000.00	$1,021.24	$3.90

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

Laudus U.S. Large Cap Growth Fund 7

Laudus U.S. Large Cap Growth Fund

Financial Statements

Financial Highlights

	4/1/14–		4/1/13–	4/1/12–	4/1/11–	4/1/10–	7/1/09–		7/1/08–
	9/30/14*		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10[1]		6/30/09

Per-Share Data ($)

Net asset value at beginning of period	18.19		15.58	14.83	13.36	11.23	8.68		11.45

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2,3]	(0.02)[2]	0.02 [2]	(0.02)[2]	0.01 [2]	0.01	[2]	0.03 [2]
Net realized and unrealized gains (losses)	0.95		3.85	1.01	1.77	2.13	2.58		(2.80)

Total from investment operations	0.95		3.83	1.03	1.75	2.14	2.59		(2.77)
Less distributions:
Distributions from net investment income	—		—	(0.02)	—	(0.01)	(0.04)		—
Distributions from net realized gains	—		(1.22)	(0.26)	(0.28)	—	—		—

Total distributions	—		(1.22)	(0.28)	(0.28)	(0.01)	(0.04)		—

Net asset value at end of period	19.14		18.19	15.58	14.83	13.36	11.23		8.68

Total return (%)	5.22	[4]	24.81	7.09	13.58	19.07	30.02	[4]	(24.19)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.77	[5]	0.78 [6]	0.78	0.78	0.78	0.78	[5]	0.80
Gross operating expenses	0.77	[5]	0.78	0.82	0.88	0.94	0.99	[5]	1.23
Net investment income (loss)	0.04	[5]	(0.12)	0.13	(0.17)	0.06	0.12	[5]	0.41
Portfolio turnover rate	59	[4]	124	76	96	98	72	[4]	132
Net assets, end of period ($ x 1,000)	2,169,048		2,122,365	1,695,291	1,029,502	468,963	214,872		54,344

* Unaudited.

1 Effective July 13, 2009, all outstanding Class A, B, and C shares in the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by Laudus U.S. Large Cap Growth Fund which commenced operations on that day. The Financial Highlights above present the Y Class shares of the UBS Growth Fund prior to the acquisition date of July 13, 2009 and Laudus U.S. Large Cap Growth Fund subsequent to that date. (Note that the UBS Growth Fund had a fiscal year ending June 30 whereas the Laudus U.S. Large Cap Growth Fund has a fiscal year ending March 31).
2 Calculated based on the average shares outstanding during the period.
3 Amount is less than $0.005.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 0.77%, if certain non-routine expenses (proxy expense) had not been incurred.

8 See financial notes

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of September 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,875,422,414	2,148,729,944

99.1%	Total Investments	1,875,422,414	2,148,729,944
0.9%	Other Assets and Liabilities, Net		20,318,248

100.0%	Net Assets		2,169,048,192

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.9%
Delphi Automotive plc	308,774	18,940,197

Capital Goods 4.2%
Emerson Electric Co.	283,931	17,768,402
Pentair plc	237,041	15,523,815
Precision Castparts Corp.	174,181	41,259,995
SolarCity Corp. *	275,863	16,441,435

		90,993,647

Consumer Services 4.4%
McDonald’s Corp.	268,566	25,462,742
Starbucks Corp.	419,325	31,642,265
Wynn Resorts Ltd.	203,759	38,119,234

		95,224,241

Diversified Financials 4.0%
Berkshire Hathaway, Inc., Class B *	130,128	17,975,882
Discover Financial Services	566,244	36,460,451
Moody’s Corp.	342,631	32,378,630

		86,814,963

Energy 4.5%
Concho Resources, Inc. *	233,393	29,265,148
Gulfport Energy Corp. *	333,016	17,783,055
Laredo Petroleum, Inc. *	499,554	11,195,005
Range Resources Corp.	170,177	11,539,702
Schlumberger Ltd.	271,924	27,651,952

		97,434,862

Food & Staples Retailing 0.6%
CVS Health Corp.	164,760	13,113,248

Food, Beverage & Tobacco 1.2%
Mondelez International, Inc., Class A	751,322	25,744,048

Health Care Equipment & Services 2.2%
athenahealth, Inc. *	40,134	5,285,246
Express Scripts Holding Co. *	399,787	28,236,956
Intuitive Surgical, Inc. *	28,897	13,345,213

		46,867,415

Materials 0.5%
Monsanto Co.	96,815	10,892,656

Media 9.9%
Comcast Corp., Class A	633,822	34,086,947
Liberty Global plc, Class A *	1,334,552	56,771,842
The Walt Disney Co.	458,878	40,853,908
Time Warner, Inc.	222,513	16,735,203
Twenty-First Century Fox, Inc., Class A	1,943,351	66,637,506

		215,085,406

Pharmaceuticals, Biotechnology & Life Sciences 19.8%
AbbVie, Inc.	1,656,726	95,692,494
Allergan, Inc.	141,603	25,232,239
Biogen Idec, Inc. *	93,017	30,770,954
Gilead Sciences, Inc. *	239,458	25,490,304
Perrigo Co., plc	173,862	26,112,334
Regeneron Pharmaceuticals, Inc. *	162,106	58,442,455
United Therapeutics Corp. *	513,760	66,095,224
Valeant Pharmaceuticals International, Inc. *	574,195	75,334,384
Vertex Pharmaceuticals, Inc. *	238,247	26,757,520

		429,927,908

Real Estate 1.1%
Crown Castle International Corp.	291,512	23,475,461

Retailing 7.6%
Netflix, Inc. *	99,626	44,949,259
The Home Depot, Inc.	247,520	22,707,485
The Priceline Group, Inc. *	33,924	39,303,668
TripAdvisor, Inc. *	459,827	42,037,384
Vipshop Holdings Ltd. ADR *	87,200	16,481,672

		165,479,468

Software & Services 29.3%
Alibaba Group Holding Ltd. *	348,638	30,976,486
Alliance Data Systems Corp. *	178,184	44,237,742
Baidu, Inc. ADR *	259,059	56,534,446
Facebook, Inc., Class A *	1,055,460	83,423,558
Google, Inc., Class A *	187,936	110,583,422
LinkedIn Corp., Class A *	286,039	59,436,044
salesforce.com, Inc. *	1,062,000	61,096,860
Splunk, Inc. *	131,723	7,292,185
Visa, Inc., Class A	322,639	68,841,483
VMware, Inc., Class A *	373,684	35,066,507

See financial notes 9

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yahoo! Inc. *	1,900,358	77,439,588

		634,928,321

Technology Hardware & Equipment 4.2%
Apple, Inc.	916,450	92,332,338

Telecommunication Services 0.8%
SoftBank Corp.	246,400	17,210,759

Transportation 3.9%
American Airlines Group, Inc.	635,342	22,541,934
Union Pacific Corp.	569,296	61,723,072

		84,265,006

Total Common Stock
(Cost $1,875,422,414)		2,148,729,944

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $1,880,617,369 and the unrealized appreciation and depreciation were $287,723,076 and ($19,610,501), respectively, with a net unrealized appreciation of $268,112,575.

At 09/30/14, the values of certain foreign securities held by the fund aggregating $17,210,759 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

*	Non-income producing security.

ADR —	American Depositary Receipt

JPY —	Japanese yen
USD —	U.S. dollar

In addition to the above, the fund held the following at 09/30/14:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Appreciation
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

10/22/2014	BNP Paribas S.A.	USD	11,628,492	JPY	1,275,183,602	520,865

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,131,519,185	$—	$—	$2,131,519,185
Telecommunication Services	—	17,210,759	—	17,210,759

Total	$2,131,519,185	$17,210,759	$—	$2,148,729,944

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$—	$520,865	$—	$520,865

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contract is not included in Investments in the schedule of portfolio holdings and is valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

10 See financial notes

 Laudus U.S. Large Cap Growth Fund

Statement of
Assets and Liabilities
As of September 30, 2014; unaudited

Assets

Investments, at value (cost $1,875,422,414)		$2,148,729,944
Foreign currency, at value (cost $8)		8
Receivables:
Investments sold		58,555,865
Fund shares sold		1,304,320
Dividends		1,024,612
Foreign tax reclaims		782
Unrealized appreciation on forward foreign currency exchange contracts		520,865
Prepaid expenses	+	26,345

Total assets		2,210,162,741

Liabilities

Payables:
Investments bought		30,541,630
Due to custodian		5,471,738
Fund shares redeemed		4,755,402
Investment adviser fees		227,325
Independent trustees’ fees		2,938
Accrued expenses	+	115,516

Total liabilities		41,114,549

Net Assets

Total assets		2,210,162,741
Total liabilities	−	41,114,549

Net assets		$2,169,048,192

Net Assets by Source
Capital received from investors		1,512,223,030
Net investment income not yet distributed		85,822
Net realized capital gains		382,911,107
Net unrealized capital appreciation		273,828,233

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,169,048,192		113,316,181		$19.14

See financial notes 11

 Laudus U.S. Large Cap Growth Fund

Statement of
Operations
For the period April 1, 2014 through September 30, 2014; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $6,905)		$8,812,088

Expenses

Investment adviser fees		6,808,278
Sub-accounting and sub-transfer agent fees		884,681
Recouped by adviser		189,892
Shareholder reports		129,665
Transfer agent fees		119,761
Registration fees		70,470
Accounting and administration fees		52,894
Custodian fees		47,616
Professional fees		47,270
Independent trustees’ fees		19,296
Interest expense		913
Other expenses	+	21,148

Total expenses	−	8,391,884

Net investment income		420,204

Realized and Unrealized Gains (Losses)

Net realized gains on investments		188,453,688
Net realized losses on foreign currency transactions	+	(188,742)

Net realized gains		188,264,946
Net change in unrealized appreciation (depreciation) on investments		(75,949,666)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	190,326

Net change in unrealized appreciation (depreciation)	+	(75,759,340)

Net realized and unrealized gains		112,505,606

Increase in net assets resulting from operations		$112,925,810

12 See financial notes

 Laudus U.S. Large Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/14-9/30/14			4/1/13-3/31/14
Net investment income (loss)		$420,204	($2,189,321)
Net realized gains		188,264,946	324,210,576
Net change in unrealized appreciation (depreciation)	+	(75,759,340)	67,843,321

Increase in net assets from operations		112,925,810	389,864,576

Distributions to Shareholders

Distributions from net realized gains		$—	$122,741,907

Transactions in Fund Shares

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,033,258	$219,098,131	37,369,472	$659,401,136
Shares reinvested		—	—	5,110,428	90,199,053
Shares redeemed	+	(15,378,566)	(285,340,272)	(34,646,063)	(589,648,901)

Net transactions in fund shares		(3,345,308)	($66,242,141)	7,833,837	$159,951,288

Shares Outstanding and Net Assets

		4/1/14-9/30/14		4/1/13-3/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		116,661,489	$2,122,364,523	108,827,652	$1,695,290,566
Total increase or decrease	+	(3,345,308)	46,683,669	7,833,837	427,073,957

End of period		113,316,181	$2,169,048,192	116,661,489	$2,122,364,523

Net investment income not yet distributed/Net investment loss			$85,822		($334,382)

See financial notes 13

 Laudus U.S. Large Cap Growth Fund

Financial Notes

1. Business Structure of the Funds:

Laudus U.S. Large Cap Growth Fund is a series of Laudus Trust, (the “trust”) a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Laudus U.S. Large Cap Growth Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund

The Laudus U.S. Large Cap Growth Fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to

14

 Laudus U.S. Large Cap Growth Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 15

 Laudus U.S. Large Cap Growth Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The levels associated with valuing the fund’s investments as of September 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When the fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

16

 Laudus U.S. Large Cap Growth Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2014, if any, are reflected in the fund’s Statement of Assets and Liabilities.

(k) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid-or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

 17

 Laudus U.S. Large Cap Growth Fund

Financial Notes (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. BlackRock Investment Management, LLC (“BlackRock”), the fund’s sub-adviser, provides day-to-day portfolio management services to the fund, subject to the supervision of CSIM.

For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.700%
$500 million to $1 billion	0.650%
$1 billion to $1.5 billion	0.600%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.550%

CSIM (not the fund) pays a portion of the management fees it receives to BlackRock in return for its services.

CSIM has contractually agreed, until at least July 30, 2016, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.77%.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the fund’s net expenses to exceed the limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2014, the fund recaptured $189,892 of previously waived investment advisory fees.

As of September 30, 2014, the balance of recoupable waivers and the respective years of expiration are as follows:

Expiration Date

March 31, 2015	$238,167
March 31, 2016	—

Total	$238,167

The fund may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2014, the fund paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Shareholders Services:

The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the fund.

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the fund. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the fund. At a Board meeting held in December 2013, the Trustees voted to terminate the Trustees’ Retirement

18

 Laudus U.S. Large Cap Growth Fund

Financial Notes (continued)

6. Board of Trustees (continued):

Plan. The payment to the sole remaining participant will be paid out in the fiscal year ended March 31, 2015 in accordance with the Retirement Plan.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There were no borrowings from the line of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$1,275,504,794	$1,277,692,184

9. Derivatives:

The fund invested in forwards during the report period to hedge part of the fund’s exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended September 30, 2014, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were as follows:

	Forward Foreign Currency
	Exchange Contract	Net Unrealized
	Notional Amount	Appreciation (Depreciation)

Laudus U.S. Large Cap Growth Fund	$12,264,151	$56,954

The fair value of forwards held by the fund is presented as unrealized appreciation (depreciation) on forward foreign currency exchange contracts on the Statement of Assets and Liabilities as follows:

Asset Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[1]	$520,865

Liability Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[2]	$—

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[2]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

The effects of the forwards held by the fund in the Statement of Operations for the period ended September 30, 2014 were:

Forward Foreign
Currency Exchange Contracts

Realized Gains (Losses)[1]	($227,477)
Change in Unrealized Appreciation (Depreciation)[2]	$189,299

[1]	Statement of Operations location: Net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized appreciation (depreciation) on foreign currency translations.

The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative

 19

 Laudus U.S. Large Cap Growth Fund

Financial Notes (continued)

9. Derivatives (continued):

contracts to one net amount payable by either the fund or the counterparty. The fund’s forwards which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of September 30, 2014.

		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(a)

BNP Paribas S.A.	$520,865	$—	$—	$520,865

Total	$520,865	$—	$—	$520,865

[a]	Represents the net amount due from the counterparty in the event of default.

10. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(4/1/14-9/30/14)	(4/1/13-3/31/14)

$16,777	$46,185

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2014, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2014, the fund had no capital losses deferred and no capital loss carryforwards utilized.

As of March 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Approval of Investment Advisory and Sub-Advisory Agreements

Approval of Renewal of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), ( the “Agreement”) with respect to Laudus U.S. Large Cap Growth Fund (the “Fund”). Because the investment subadvisory agreement with Blackrock Investment Management LLC was in the initial 2 year period, the Board did not consider the renewal of the agreement. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreement at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement for an additional one-year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an appropriate index/benchmark, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full

 21

deliberations, that the performance of the Fund supported renewal of the Agreement.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer category and comparison having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as separate accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of their management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered the existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

22

Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012-present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present)
Director, Oneok, Inc. (2009 – present)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 23

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Trust since 2006.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

24

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Chief Legal Officer, Vice President and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Laudus Funds who also serves as an independent trustee of Schwab Funds to retire from the Boards of Laudus Funds upon their required retirement date from either the Boards of Trustees of Laudus Funds or Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Russell 1000 Growth Index is an index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

26

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.877.824.5615 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51736-05
00126759

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 11, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 11, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 11, 2014